ACQUISITIONS - Hotels (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Acquisitions
Number of reporting units | item	1
Two individual hotels acquired in 2016
Acquisitions
Cash consideration			¥ 3
Two individual hotels acquired in 2017
Acquisitions
Cash consideration		¥ 0
Two individual hotels acquired in 2018
Acquisitions
Cash consideration	¥ 7